As filed with the Securities and Exchange Commission on February 11, 2000

                   	Registration Nos. 333-59745 and 811-08895



         SECURITIES AND EXCHANGE COMMISSION
   	       Washington, D.C.  20549
     	       ______________________

         	    Form N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	   X

            Pre-Effective Amendment No.

            Post-Effective Amendment No.  3  		           X

  	             and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X
     	         Amendment No. 4				   X

     	        ING FUNDS TRUST
   (Exact Name of Registrant as Specified in Charter)

     	      1475 Dunwoody Drive
            West Chester, PA 19380
___________________________________________________
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (877) 463-6464

             	Louis S. Citron
	ING Mutual Funds Management Co. LLC
               1475 Dunwoody Drive
     	    West Chester, PA 19380
	   (Name and Address of Agent for Service)

Approximate date of proposed public offering:
As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):


[ ]	Immediately upon filing pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[X]	On February 28, 2000 pursuant to paragraph (b)

[ ]	On (date) pursuant to paragraph (a)(1)

[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.


     If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date
  	for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001.

			Explanatory Note

This Post-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A filed with the Securities and Exchange Commission under Rule 485(a) of the Securities
Act of 1933. This Post-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-1A incorporates by reference the information contained in Parts A, B and C of Registrant's Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A filed with the Securities and Exchange Commission pursuant to Rule 485(a) of the Securities Act of 1933 on November 30, 1999 (accession number 0000893220-99-001327).

			SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester, and Commonwealth of Pennsylvania, on the 11th day of February, 2000.

				ING FUNDS TRUST


				By: /s/ John J. Pileggi
				    ------------------------
					John J. Pileggi
					Trustee, President and
					Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature	      	    Title       			Date


/s/ John J. Pileggi	    Trustee, President		February 11, 2000
------------------------    and Chief Executive Officer
John J. Pileggi

/s/ Donald E. Brostrom	    Treasurer			February 11, 2000
------------------------
Donald E. Brostrom

/s/ Joseph N. Hankin*	    Trustee
------------------------
Joseph N. Hankin

/s/ Jack D. Rehm*	    Trustee
------------------------
Jack D. Rehm

/s/ Blaine E. Rieke*	    Trustee
------------------------
Blaine Rieke

/s/ Richard A. Wedemeyer*   Trustee
------------------------
Richard A. Wedemeyer

/s/ Louis S. Citron	    				February 11, 2000
-------------------
Louis S. Citron
Attorney-in-Fact*

______________
*	Powers of Attorney filed as an exhibit to Post-Effective Amendment No. 1
	to Registrant's Registratin Statement on Form N-1A field electronically on April 15, 1999, accession number 000893220-99-000467.